Cash	6 Months Ended
Jun. 30, 2024
Cash
Cash

23.Cash

	June 30, 2024	December 31, 2023
Current accounts	50,737	71,783
Bank deposits	15	15
Cash	50,752	71,798

Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash has low credit risk based on the external credit ratings of the counterparties. Therefore, no impairment allowance was recognized as at June 30, 2024 and December 31, 2023.

Currency	June 30, 2024	December 31, 2023
United States Dollars	32,397	58,840
Euro	17,506	12,533
Russian Ruble	93	89
Armenian Dram	280	55
Kazakhstani Tenge	467	269
United Arab Emirates Dirham	9	12
Total	50,752	71,798